Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.25%	20.00%
Tax credits	(0.50%)	(0.50%)	(2.20%)
System Fund results	5.00%	0.90%	(1.20%)
Other permanent differences	0.60%	0.80%	3.50%
Non-recoverable withholding taxes	0.70%	0.30%	0.70%
Net effect of different rates of tax in overseas businesses	4.60%	14.60%	12.60%
Effects of changes in tax rates resulting from significant US tax reform	0.00%	(9.30%)
Release of provision for taxation on unremitted earnings following significant US tax reform	0.00%	(7.80%)
Transition tax liability arising from significant US tax reform	0.00%	4.80%
Effect of other changes in tax rates and tax laws	0.30%	0.30%	0.30%
Benefit of tax reliefs on which no deferred tax previously recognised	(0.40%)	(1.90%)	(1.10%)
Effect of adjustments to estimated recoverable deferred tax assets	0.10%	(1.40%)	(4.00%)
Adjustment to tax charge in respect of prior periods	(2.00%)	(2.60%)	(1.20%)
Average effective tax rate	27.40%	17.50%	27.40%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.30%	20.00%
Tax credits	(0.30%)	(0.50%)	(2.20%)
System Fund results	(0.50%)	(0.40%)	(0.20%)
Other permanent differences	0.30%	0.60%	3.60%
Non-recoverable withholding taxes	0.50%	0.30%	0.70%
Net effect of different rates of tax in overseas businesses	3.80%	13.70%	13.40%
Effects of changes in tax rates resulting from significant US tax reform	0.00%
Release of provision for taxation on unremitted earnings following significant US tax reform	0.00%
Transition tax liability arising from significant US tax reform	0.00%
Effect of other changes in tax rates and tax laws	0.20%	0.30%	0.30%
Benefit of tax reliefs on which no deferred tax previously recognised	(0.30%)	(1.80%)	(1.10%)
Effect of adjustments to estimated recoverable deferred tax assets	0.10%	(1.30%)	(4.00%)
Adjustment to tax charge in respect of prior periods	(1.00%)	(1.10%)	(1.10%)
Average effective tax rate	21.80%	29.10%	29.40%